Staff costs (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Staffing Costs [Abstract]
Summary of Staff Costs

	Year ended December 31,
in USD ‘000	2018	2017	2016
Wages and salaries	9,023	7,715	4,807
Social charges	946	993	443
Post-employment benefits expense	416	435	(51)
Share-based payments	9,152	8,856	2,237
Total staff costs	19,537	17,999	7,436